Disclosures on Financial Instruments - Summary of Reconciliation of Financial Assets Measured At Fair Value Using Significant Unobservable Inputs (Detail) - Level 3 [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning	$ 606.1	₨ 44,313.8	₨ 7,382.6
Originated or purchased during the period	841.6	61,529.3	39,470.3
Interest accrued on FVOCI Loans	2.4	177.1	272.9
Disposal during the period	(270.3)	(19,762.0)	(2,831.0)
Loan loss provision recognised			(168.9)
Fair value changes recognized through OCI	33.0	2,411.7	1,333.2
Fair value changes recognized through P& L	(1.1)	(83.4)	(1,215.9)
Foreign exchange translation difference	(0.1)	(8.5)	70.6
Balance at the end	$ 1,211.6	₨ 88,578.0	₨ 44,313.8